Schedule of Advance for Investment (Details) - USD ($)		Sep. 30, 2023	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Advance for investment(1)	[1]	$ 1,820,385	$ 1,902,004
Total		$ 1,820,385	$ 1,902,004

[1]	Advance for investment: The Group made a down payment to the shareholder of Wuxi Talent Home Information Technology Co. Ltd., (“Wuxi Talent”) as a part of 60% share purchase and long-term investment. On August 5, 2022, the Group issued 791,667 shares to the two shareholders of Wuxi Talent as a part of the acquisition consideration, and on July 23,2023, the 791,667 shares were returned to the Company for cancellation. The paid cash consideration of $1,820,385 (RMB 13,070,000) was used as investment in Wuxi Talent for 35% of all equity interest of Wuxi Talent by WOFE. As of the end of September 30, 2023, the 35% equity interest of Wuxi Talent has not been transferred to the Company. Subsequently, in October 2023, the 35% of all equity interest of Wuxi Talent was transferred to the Company.